Deposits and Other Demand Liabilities and Time Deposits - Schedule of Deposits and Other Demand Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits And Other Demand Liabilities [abstract]
Checking accounts	$ 2,882,535	$ 2,570,436
Other deposits and demand accounts	1,698,439	1,396,573
Advance payments received from customers	45,902	79,801
Other demand liabilities	246,572	253,665
Totals	$ 4,873,448	$ 4,300,475